UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046 (Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: August 31

Date of reporting period: 2/29/2020

Item 1. Report to Stockholders.

Semiannual Report	2/29/2020

Invesco

Oppenheimer

Limited-Term Bond

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Limited-Term Bond Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Table of Contents
Top Holdings and Allocations	5
Fund Expenses	8
Schedule of Investments	10
Statement of Assets and Liabilities	33
Statement of Operations	35
Statement of Changes in Net Assets	37
Financial Highlights	38
Notes to Financial Statements	49
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	65
Invesco's Privacy Notice	66

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Class A Shares of the Fund
			Bloomberg Barclays
	Without Sales Charge	With Sales Charge	U.S. Aggregate Bond
			Index 1-3 Years
6-Month	2.15%	-0.47%	1.92%
1-Year	5.46	2.93	4.89
5-Year	2.33	1.81	1.89
10-Year	3.14	2.88	1.60

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 2.50% maximum applicable sales charge except where "without sales charge" is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual's investment. See Fund

3 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

4 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION

Non-Convertible Corporate Bonds	59.6%
and Notes
Asset-Backed Securities	15.1
Mortgage-Backed Obligations
Agency	5.8
CMOs	3.3
Non-Agency	5.5
U.S. Government Obligations	7.6
Investment Companies	2.5
Short-Term Notes	0.6

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2020, and are based on the total market value of investments.

For more current Fund holdings, please visit invesco.com.

TOP TEN HOLDINGS

United States Treasury Nts.,	2.9%
1.375%, 1/31/25

Invesco Government & Agency	2.6
Portfolio, Institutional Class

United States Treasury Nts.,	2.6
1.375%, 2/15/23

United States Treasury Nts.,	2.3
1.375%, 1/31/22

Federal National Mortgage Assn.,	1.3
2.50%, 1/1/35

New York Life Global Funding,	1.0
2.014% [US0003M+28] Sr. Sec.
Nts., 1/10/23
Federal National Mortgage Assn.,	0.9
3.00%, 3/1/35

AbbVie, Inc., 2.60% Sr. Unsec.	0.6
Nts., 11/21/24

Boeing Co. (The), 2.185%,	0.6
11/17/20

Wells Fargo & Co., 2.625% Sr.	0.6
Unsec. Nts., 7/22/22

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on net assets.

5 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/29/20

		Inception
		Date	6-Month	1-Year	5-Year	10-Year
Class A (OUSGX)		8/16/85	2.15%	5.46%	2.33%	3.14%
Class C (OUSCX)		12/1/93	1.54	4.66	1.50	2.33
Class R (OUSNX)		3/1/01	2.02	5.18	2.04	2.86
Class Y (OUSYX)		5/18/98	2.30	5.76	2.61	3.39
Class R5	(IOLTX)1	5/24/19	2.09	5.68	2.37	3.16
Class R6	(OUSIX)2	8/1/13	2.34	5.84	2.69	2.703
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/29/20

		Inception
		Date	6-Month	1-Year	5-Year	10-Year
Class A (OUSGX)		8/16/85	-0.47%	2.93%	1.81%	2.88%
Class C (OUSCX)		12/1/93	0.54	3.66	1.50	2.33
Class R (OUSNX)		3/1/01	2.02	5.18	2.04	2.86
Class Y (OUSYX)		5/18/98	2.30	5.76	2.61	3.39
Class R5	(IOLTX)1	5/24/19	2.09	5.68	2.37	3.16
Class R6	(OUSIX)2	8/1/13	2.34	5.84	2.69	2.703

1.Class R5 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

2.Pursuant to the closing of the transaction described in the Notes to Financial Statements, after the close of business on May 24, 2019, Class I shares were reorganized as Class R6 shares.

3.Shows performance since inception.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 2.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund

6 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund's performance is compared to that of the Bloomberg Barclays U.S. Aggregate Bond Index 1-3 Years, which is an unmanaged index of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class A	$ 1,000.00	$ 1,021.50	$3.78
Class C	1,000.00	1,015.40	7.65
Class R	1,000.00	1,020.20	5.14
Class Y	1,000.00	1,023.00	2.27
Class R5	1,000.00	1,020.90	2.11
Class R6	1,000.00	1,023.40	1.91
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.13	3.78
Class C	1,000.00	1,017.30	7.65
Class R	1,000.00	1,019.79	5.14
Class Y	1,000.00	1,022.63	2.27
Class R5	1,000.00	1,022.77	2.11
Class R6	1,000.00	1,022.97	1.91

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2020 are as follows:

Class	Expense Ratios
Class A	0.75%
Class C	1.52
Class R	1.02

Class Y	0.45
Class R5	0.42
Class R6	0.38

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS February 29, 2020 Unaudited

	Principal Amount	Value
Asset-Backed Securities—15.4%
Auto Loans/Leases—11.8%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. C, 2.94%, 1/10/241	$635,139	$636,087
Series 2017-4, Cl. D, 3.57%, 1/10/241	3,042,000	3,087,258
Series 2018-2, Cl. C, 3.70%, 7/10/241	3,245,000	3,268,622
Series 2018-3, Cl. B, 3.49%, 6/13/221	369,599	370,078
Series 2018-3, Cl. D, 4.14%, 10/15/241	340,000	348,662
Series 2018-4, Cl. C, 3.97%, 1/13/251	2,460,000	2,505,932
Series 2019-1, Cl. C, 3.50%, 4/14/251	1,625,000	1,657,673
Series 2019-2, Cl. D, 3.41%, 6/12/251	1,935,000	1,988,165
Series 2019-3, Cl. C, 2.76%, 9/12/251	2,145,000	2,189,547
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,156,005
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,480,000	1,524,511
Series 2018-3, Cl. C, 3.74%, 10/18/24	3,465,000	3,644,384
Series 2019-2, Cl. C, 2.74%, 4/18/25	1,335,000	1,378,875
Series 2019-2, Cl. D, 2.99%, 6/18/25	3,700,000	3,814,395
Series 2019-3, Cl. D, 2.58%, 9/18/25	1,830,000	1,861,307
Capital Auto Receivables Asset Trust, Series 2017-1, Cl. D,
3.15%, 2/20/251	435,000	443,311
CarMax Auto Owner Trust:
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,916,053
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,386,987
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,120,000	1,148,237
Series 2018-1, Cl. D, 3.37%, 7/15/24	810,000	832,372
Series 2018-4, Cl. C, 3.85%, 7/15/24	1,170,000	1,232,199
CPS Auto Receivables Trust:
Series 2018-A, Cl. B, 2.77%, 4/18/221	678,445	679,658
Series 2018-B, Cl. B, 3.23%, 7/15/221	1,573,629	1,579,618
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/261	2,225,000	2,274,831
Series 2018-1A, Cl. B, 3.60%, 4/15/271	2,110,000	2,165,163
Series 2018-1A, Cl. C, 3.77%, 6/15/271	2,840,000	2,918,772
Series 2018-2A, Cl. C, 4.16%, 9/15/271	1,975,000	2,066,647
Series 2019-1A, Cl. B, 3.75%, 4/17/281	1,370,000	1,434,480
Drive Auto Receivables Trust:
Series 2016-CA, Cl. D, 4.18%, 3/15/241	1,422,515	1,445,152
Series 2017-1, Cl. D, 3.84%, 3/15/23	4,279,505	4,333,671
Series 2018-2, Cl. D, 4.14%, 8/15/24	2,765,000	2,854,025
Series 2018-3, Cl. D, 4.30%, 9/16/24	2,560,000	2,649,480
Series 2018-5, Cl. C, 3.99%, 1/15/25	2,770,000	2,838,871
Series 2019-1, Cl. C, 3.78%, 4/15/25	4,740,000	4,839,736
Series 2019-3, Cl. C, 2.90%, 8/15/25	2,525,000	2,580,700
Series 2019-3, Cl. D, 3.18%, 10/15/26	2,885,000	2,969,910
Series 2019-4, Cl. D, 2.70%, 2/16/27	1,005,000	1,023,930
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/231	2,650,000	2,712,244
Series 2017-1A, Cl. D, 3.55%, 11/15/221	2,291,581	2,306,815
Series 2017-1A, Cl. E, 5.79%, 2/15/241	3,680,000	3,810,468
10	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loans/Leases (Continued)
DT Auto Owner Trust: (Continued)
Series 2017-2A, Cl. D, 3.89%, 1/15/231	$1,407,325	$1,419,494
Series 2017-3A, Cl. E, 5.60%, 8/15/241	2,400,000	2,512,125
Series 2017-4A, Cl. D, 3.47%, 7/17/231	2,936,793	2,960,043
Series 2017-4A, Cl. E, 5.15%, 11/15/241	2,785,000	2,901,921
Series 2018-2A, Cl. D, 4.15%, 3/15/241	1,185,000	1,222,348
Series 2018-3A, Cl. B, 3.56%, 9/15/221	3,390,000	3,426,573
Series 2018-3A, Cl. C, 3.79%, 7/15/241	1,360,000	1,391,745
Series 2019-2A, Cl. D, 3.48%, 2/18/251	1,725,000	1,777,258
Series 2019-3A, Cl. D, 2.96%, 4/15/251	970,000	989,496
Series 2019-4A, Cl. D, 2.85%, 7/15/251	3,055,000	3,117,686
Exeter Automobile Receivables Trust:
Series 2016-2A, Cl. C, 5.96%, 2/15/221	475,487	477,561
Series 2018-1A, Cl. B, 2.75%, 4/15/221	77,361	77,395
Series 2019-1A, Cl. D, 4.13%, 12/16/241	4,215,000	4,369,360
Series 2019-2A, Cl. C, 3.30%, 3/15/241	4,309,000	4,414,742
Series 2019-4A, Cl. D, 2.58%, 9/15/251	3,225,000	3,277,801
Flagship Credit Auto Trust:
Series 2015-3, Cl. C, 4.65%, 3/15/221	3,277,346	3,305,885
Series 2016-1, Cl. C, 6.22%, 6/15/221	3,570,000	3,653,190
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%,
7/15/221	959,182	963,203
GM Financial Automobile Leasing Trust:
Series 2017-3, Cl. C, 2.73%, 9/20/21	1,230,000	1,232,126
Series 2018-2, Cl. C, 3.50%, 4/20/22	1,730,000	1,754,266
Series 2019-1, Cl. D, 3.95%, 5/22/23	4,000,000	4,122,447
Prestige Auto Receivables Trust, Series 2019-1A, Cl. C, 2.70%,
10/15/241	1,560,000	1,602,045
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. E, 5.05%, 7/15/241	4,585,000	4,733,420
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,667,653
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,210,000	3,273,105
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,195,000	1,227,727
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,015,000	2,083,306
Series 2018-5, Cl. C, 3.81%, 12/16/24	2,895,000	2,948,005
Series 2019-2, Cl. D, 3.22%, 7/15/25	2,675,000	2,748,739
Series 2019-3, Cl. D, 2.68%, 10/15/25	2,230,000	2,273,922
Santander Retail Auto Lease Trust:
Series 2019-A, Cl. C, 3.30%, 5/22/231	4,295,000	4,416,860
Series 2019-B, Cl. C, 2.77%, 8/21/231	1,555,000	1,590,784
Series 2019-C, Cl. C, 2.39%, 11/20/231	2,845,000	2,890,358
United Auto Credit Securitization Trust, Series 2019-1, Cl. C,
3.16%, 8/12/241	2,060,000	2,075,092
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. E, 4.63%, 7/15/241	3,255,000	3,335,864
Series 2018-2A, Cl. C, 3.50%, 1/16/241	4,025,000	4,074,827
Series 2019-2A, Cl. C, 2.84%, 7/15/241	2,805,000	2,854,116
11	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loans/Leases (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2019-3A, Cl. C, 2.49%, 10/15/241	$3,590,000	$3,671,033
		183,708,352

Credit Cards—0.5%
World Financial Network Credit Card Master Trust:
Series 2019-A, Cl. A, 3.14%, 12/15/25	1,000,000	1,037,197
Series 2019-B, Cl. A, 2.49%, 4/15/26	3,665,000	3,764,631
Series 2019-C, Cl. A, 2.21%, 7/15/26	3,130,000	3,195,963
		7,997,791

Home Equity Loans—0.0%
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	750,000	766,357
Structured Asset Securities Corp., Interest-Only Stripped
Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 9.799%,
2/25/322,3	1,228,197	82,912
		849,269

Leases—1.1%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/231	2,355,000	2,357,772
Series 2018-1, Cl. B, 3.09%, 6/16/251	1,030,000	1,045,845
Series 2018-1, Cl. C, 3.42%, 6/16/251	290,000	295,315
Series 2018-2, Cl. C, 3.87%, 12/15/251	755,000	785,438
Series 2019-1, Cl. B, 3.22%, 9/14/261	2,540,000	2,632,050
Series 2019-1, Cl. C, 3.57%, 9/14/261	555,000	576,178
Series 2019-2, Cl. B, 2.55%, 3/15/271	1,445,000	1,482,441
Series 2019-2, Cl. C, 2.89%, 3/15/271	695,000	712,771
Dell Equipment Finance Trust:
Series 2018-1, Cl. B, 3.34%, 6/22/231	1,040,000	1,059,820
Series 2019-1, Cl. C, 3.14%, 3/22/241	4,465,000	4,600,804
Series 2019-2, Cl. D, 2.48%, 4/22/251	1,530,000	1,552,720
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/441	468,936	471,010
		17,572,164

Loans—2.0%
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Cl. B, 3.49%, 9/15/221	3,220,000	3,250,758
Series 2018-3, Cl. C, 3.68%, 9/15/221	2,725,000	2,752,962
Series 2018-4, Cl. B, 3.68%, 9/15/231	2,725,000	2,815,561
Series 2018-4, Cl. C, 3.88%, 9/15/231	3,405,000	3,521,723
Navistar Financial Dealer Note Master Owner Trust II:
Series 2018-1, Cl. B, 2.427% [US0001M+80], 9/25/231,4	670,000	670,698
Series 2019-1, Cl. C, 2.577% [US0001M+95], 5/25/241,4	305,000	305,654
Series 2019-1, Cl. D, 3.077% [US0001M+145], 5/25/241,4	290,000	290,495
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-
24A, Cl. AR, 0.00% [US0003M+102], 4/19/301,4,5	3,717,000	3,717,000

12 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Loans (Continued)
OHA Loan Funding Ltd., Series 2016-1A, Cl. AR, 2.993%
[US0003M+126], 1/20/331,4	$3,784,303	$3,784,303
Taconic Park CLO Ltd., Series 2016-1A, Cl. A1R, 0.00%
[US0003M+100], 1/20/291,4,5	6,066,000	6,063,270
TICP CLO XV Ltd., Series 2020-15A, Cl. A, 2.915%
[US0003M+128], 4/20/331,4	3,607,000	3,612,411
		30,784,835
Total Asset-Backed Securities (Cost $236,146,304)		240,912,411

Mortgage-Backed Obligations—15.0%
Agency—5.9%
U.S. Agency Securities—5.9%
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 7/1/33-6/1/34	342,760	382,215
5.50%, 9/1/39	899,822	1,024,681
6.00%, 1/1/22-7/1/24	249,290	276,307
6.50%, 4/1/21-4/1/34	122,631	136,671
7.00%, 10/1/31-3/1/35	734,296	854,722
7.50%, 1/1/32-2/1/32	610,141	708,115
9.00%, 8/1/22-5/1/25	4,444	4,831
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/282	27,655	4,271
Series 205, Cl. IO, 77.264%, 9/1/292	199,878	37,349
Series 206, Cl. IO, 0.00%, 12/15/292,6	81,824	16,342
Series 243, Cl. 6, 0.00%, 12/15/322,6	76,173	12,921
Series 304, Cl. C31, 7.747%, 12/15/272	1,781,499	114,037
Series 304, Cl. C45, 7.622%, 12/15/272	1,374,870	88,171
Series 304, Cl. C47, 4.677%, 12/15/272	822,089	54,574
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.-
Backed Security:
Series K734, Cl. X1, 0.00%, 2/25/262,6	27,719,513	951,037
Series KC02, Cl. X1, 0.00%, 3/25/242,6	59,728,636	873,567
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	3	3
Series 1644, Cl. S, 2.486% [D11COF+145], 12/15/234	708,332	722,557
Series 2043, Cl. ZP, 6.50%, 4/15/28	498,691	567,883
Series 2116, Cl. ZA, 6.00%, 1/15/29	247,052	275,024
Series 2148, Cl. ZA, 6.00%, 4/15/29	356,094	400,098
Series 2220, Cl. PD, 8.00%, 3/15/30	44,272	53,110
Series 2326, Cl. ZP, 6.50%, 6/15/31	49,376	56,263
Series 2344, Cl. FP, 2.609% [US0001M+95], 8/15/314	80,489	82,017
Series 2368, Cl. PR, 6.50%, 10/15/31	205,045	239,518
Series 2427, Cl. ZM, 6.50%, 3/15/32	192,588	217,571
Series 2451, Cl. FD, 2.659% [US0001M+100], 3/15/324	46,192	47,174
Series 2461, Cl. PZ, 6.50%, 6/15/32	109,270	125,774
Series 2464, Cl. FI, 2.659% [US0001M+100], 2/15/324	47,240	48,237
Series 2465, Cl. PG, 6.50%, 6/15/32	156,104	182,218
Series 2470, Cl. LF, 2.659% [US0001M+100], 2/15/324	47,379	48,379
Series 2517, Cl. GF, 2.659% [US0001M+100], 2/15/324	37,548	38,340
13	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U.S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2551, Cl. LF, 2.159% [US0001M+50], 1/15/334	$4,583	$4,594
Series 3015, Cl. GM, 5.00%, 8/15/35	2,065,238	2,369,491
Series 3917, Cl. BA, 4.00%, 6/15/38	186,669	201,991
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/282	31,586	2,951
Series 2079, Cl. S, 99.999%, 7/17/282	61,745	7,101
Series 2122, Cl. S, 99.999%, 2/15/292	270,922	50,269
Series 2304, Cl. SK, 72.406%, 6/15/292	243,298	45,821
Series 2493, Cl. S, 39.798%, 9/15/292	59,139	11,109
Series 2526, Cl. SE, 76.334%, 6/15/292	94,630	18,695
Series 2795, Cl. SH, 99.999%, 3/15/242	459,787	36,271
Series 2920, Cl. S, 26.529%, 1/15/352	651,417	123,248
Series 3004, Cl. SB, 99.999%, 7/15/352	733,200	100,902
Series 3397, Cl. GS, 0.00%, 12/15/372,6	87,325	20,554
Series 3424, Cl. EI, 0.00%, 4/15/382,6	46,446	8,297
Series 3450, Cl. BI, 19.44%, 5/15/382	1,115,837	233,236
Series 3606, Cl. SN, 21.482%, 12/15/392	223,943	40,578
Series 4057, Cl. QI, 4.331%, 6/15/272	4,879,836	309,990
Series 4146, Cl. AI, 7.801%, 12/15/272	2,253,615	145,937
Series 4205, Cl. AI, 6.561%, 5/15/282	1,363,354	78,327
Series 4316, Cl. JS, 0.00%, 1/15/442,6	2,346,823	274,621
Series 4818, Cl. BI, 1.19%, 3/15/452	2,259,038	165,435
Federal National Mortgage Assn., TBA:
2.50%, 1/1/355	19,460,000	19,976,906
3.00%, 3/1/355	13,035,000	13,502,427
Federal National Mortgage Assn. Pool:
4.50%, 6/1/20-12/1/20	1,504	1,562
5.00%, 3/1/20-6/1/22	5,943	6,288
5.50%, 2/1/35-5/1/36	321,032	367,280
6.00%, 6/1/30-3/1/37	2,324,213	2,705,246
6.50%, 5/1/28-1/1/34	1,800,223	2,017,352
7.00%, 1/1/30-4/1/34	1,524,533	1,762,262
7.50%, 2/1/27-8/1/33	1,421,168	1,666,121
8.00%, 12/1/22	3,055	3,247
8.50%, 7/1/32	5,497	5,553
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/232	102,195	8,659
Series 252, Cl. 2, 99.999%, 11/25/232	49,432	4,461
Series 303, Cl. IO, 99.999%, 11/25/292	830,594	171,451
Series 319, Cl. 2, 63.317%, 2/25/322	153,823	28,819
Series 321, Cl. 2, 42.024%, 4/25/322	232,586	54,253
Series 324, Cl. 2, 29.047%, 7/25/322	92,389	18,021
Series 328, Cl. 2, 0.00%, 12/25/322,6	532,998	106,386
Series 334, Cl. 12, 0.00%, 3/25/332,6	317,809	61,848
Series 339, Cl. 7, 0.00%, 11/25/332,6	254,873	50,060
Series 351, Cl. 10, 99.999%, 4/25/342	211,977	40,069

14 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
U.S. Agency Securities (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 351, Cl. 8, 0.00%, 4/25/342,6	$208,647	$39,650
Series 356, Cl. 10, 0.00%, 6/25/352,6	149,658	25,742
Series 356, Cl. 12, 0.00%, 2/25/352,6	73,766	13,567
Series 362, Cl. 13, 0.00%, 8/25/352,6	133,822	29,493
Series 364, Cl. 15, 0.00%, 9/25/352,6	191,494	33,978
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Series 327, Cl. 1, 11.783%, 9/25/327	38,218	35,220
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	250,558	263,388
Series 1993-87, Cl. Z, 6.50%, 6/25/23	89,747	95,394
Series 1999-54, Cl. LH, 6.50%, 11/25/29	103,663	117,155
Series 2002-29, Cl. F, 2.627% [US0001M+100], 4/25/324	49,905	50,966
Series 2002-64, Cl. FJ, 2.627% [US0001M+100], 4/25/324	15,362	15,688
Series 2002-68, Cl. FH, 2.159% [US0001M+50], 10/18/324	30,722	30,770
Series 2003-116, Cl. FA, 2.027% [US0001M+40], 11/25/334	55,005	54,923
Series 2003-130, Cl. CS, 10.847% [US0001M+1,410],
12/25/334	5,365	5,552
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,605,162
Series 2006-11, Cl. PS, 18.602% [US0001M+2,456.67],
3/25/364	111,458	179,130
Series 2006-46, Cl. SW, 18.235% [US0001M+2,419.92],
6/25/364	60,024	94,413
Series 2006-50, Cl. KS, 18.235% [US0001M+2,420],
6/25/364	109,884	171,037
Series 2006-50, Cl. SK, 18.235% [US0001M+2,420],
6/25/364	331,339	539,894
Series 2007-9, Cl. LE, 5.50%, 3/25/37	1,346,298	1,536,413
Series 2010-43, Cl. KG, 3.00%, 1/25/21	2,388	2,391
Series 2011-15, Cl. DA, 4.00%, 3/25/41	132,365	141,692
Series 2011-3, Cl. KA, 5.00%, 4/25/40	384,687	406,503
Series 2012-20, Cl. FD, 2.027% [US0001M+40], 3/25/424	131,722	131,029
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 26.536%, 11/18/312	188,447	39,867
Series 2001-63, Cl. SD, 41.284%, 12/18/312	65,868	11,870
Series 2001-68, Cl. SC, 52.359%, 11/25/312	51,602	10,615
Series 2001-81, Cl. S, 28.993%, 1/25/322	46,848	9,243
Series 2002-28, Cl. SA, 33.134%, 4/25/322	50,535	10,489
Series 2002-38, Cl. SO, 71.271%, 4/25/322	92,774	18,478
Series 2002-39, Cl. SD, 56.601%, 3/18/322	98,053	22,748
Series 2002-41, Cl. S, 36.383%, 7/25/322	273,222	47,969
Series 2002-48, Cl. S, 28.095%, 7/25/322	73,511	16,170
Series 2002-52, Cl. SL, 30.252%, 9/25/322	51,724	11,037
Series 2002-53, Cl. SK, 71.706%, 4/25/322	61,162	14,551
Series 2002-56, Cl. SN, 29.529%, 7/25/322	100,447	22,092
Series 2002-77, Cl. IS, 49.075%, 12/18/322	158,060	34,587
Series 2002-77, Cl. SH, 25.605%, 12/18/322	62,302	11,537
Series 2002-9, Cl. MS, 31.01%, 3/25/322	79,579	17,277
15	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U.S. Agency Securities (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security: (Continued)
Series 2003-25, Cl. IK, 99.999%, 4/25/332	$1,345,122	$328,014
Series 2003-33, Cl. SP, 22.281%, 5/25/332	176,603	41,479
Series 2003-4, Cl. S, 21.212%, 2/25/332	101,891	23,065
Series 2005-14, Cl. SE, 26.622%, 3/25/352	541,131	97,045
Series 2005-40, Cl. SB, 30.457%, 5/25/352	394,686	61,983
Series 2005-52, Cl. JH, 41.119%, 5/25/352	247,006	38,461
Series 2005-6, Cl. SE, 96.939%, 2/25/352	1,032,867	213,140
Series 2007-88, Cl. XI, 0.00%, 6/25/372,6	214,683	44,916
Series 2008-55, Cl. SA, 0.00%, 7/25/382,6	48,174	7,972
Series 2009-8, Cl. BS, 0.00%, 2/25/242,6	2,717	167
Series 2010-95, Cl. DI, 0.00%, 11/25/202,6	2,498	19
Series 2011-96, Cl. SA, 12.015%, 10/25/412	638,537	133,125
Series 2012-121, Cl. IB, 6.46%, 11/25/272	2,122,466	132,212
Series 2012-134, Cl. SA, 1.371%, 12/25/422	1,419,127	285,913
Series 2012-40, Cl. PI, 25.993%, 4/25/412	729,276	74,713
Series 2013-2, Cl. IA, 5.568%, 2/25/432	382,618	66,749
Series 2015-57, Cl. LI, 6.046%, 8/25/352	5,616,513	703,914
Series 2016-45, Cl. MI, 8.117%, 7/25/462	1,567,740	296,752
Series 2017-60, Cl. LI, 0.00%, 8/25/472,6	2,346,821	164,668
Series 2017-66, Cl. AS, 2.947%, 9/25/472	12,976,994	1,819,606
Series 2018-16, Cl. NI, 3.364%, 12/25/442	1,136,439	77,007
Series 2018-69, Cl. CI, 0.00%, 10/25/462,6	1,503,398	34,825
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.619%, 11/25/451,8	2,362,000	2,467,562
Series 2013-K26, Cl. C, 3.597%, 12/25/451,8	1,642,030	1,716,939
Series 2013-K28, Cl. C, 3.49%, 6/25/461,8	530,000	554,983
Series 2013-K29, Cl. C, 3.476%, 5/25/461,8	1,915,000	2,005,046
Series 2013-K30, Cl. C, 3.556%, 6/25/451,8	917,000	965,175
Series 2013-K713, Cl. C, 3.296%, 4/25/461,8	2,752,000	2,750,947
Series 2014-K714, Cl. C, 3.909%, 1/25/471,8	5,815,000	5,877,634
Series 2014-K715, Cl. C, 4.117%, 2/25/461,8	2,895,000	2,945,527
Series 2015-K721, Cl. B, 3.565%, 11/25/471,8	1,150,000	1,198,393
Series 2017-K724, Cl. B, 3.485%, 11/25/231,8	1,395,000	1,453,849
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	5,323	5,909
7.00%, 1/15/28-8/15/28	53,761	57,370
7.50%, 9/15/22-11/15/26	30,217	31,495
8.00%, 2/15/22-8/15/28	13,081	13,162
10.50%, 12/15/20	14	14
Government National Mortgage Assn. II Pool, 7.00%, 1/20/30	17,159	20,199
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2011-52, Cl. HS, 23.689%, 4/16/412	1,870,701	330,661
Series 2017-136, Cl. LI, 4.098%, 9/16/472	4,153,845	675,533
Series 2017-149, Cl. GS, 4.338%, 10/16/472	5,061,298	818,180
Structured Agency Credit Risk Debt Nts., Series 2018-HQA1, Cl. M2,
3.927% [US0001M+230], 9/25/304	1,540,000	1,556,003

16 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
U.S. Agency Securities (Continued)
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
1995-2B, Cl. 2IO, 99.999%, 6/15/252	$1,114,388	$15,442
		92,475,114

CMOs—3.4%
Collateralized Mortgage Obligations—3.4%
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 3.84% [H15T1Y+225],
2/25/364	570,756	589,197
COMM Mortgage Trust, Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	671,134	697,755
Connecticut Avenue Securities:
Series 2013-C01, Cl. M2, 6.877% [US0001M+525],
10/25/234	2,003,327	2,207,791
Series 2014-C01, Cl. M2, 6.027% [US0001M+440], 1/25/244	3,699,617	3,996,817
Series 2014-C02, Cl. 1M2, 4.227% [US0001M+260],
5/25/244	3,132,399	3,248,524
Series 2014-C02, Cl. 2M2, 4.227% [US0001M+260],
5/25/244	1,314,388	1,356,856
Series 2014-C03, Cl. 1M2, 4.627% [US0001M+300],
7/25/244	2,878,899	3,030,517
Series 2016-C05, Cl. 2M2, 6.077% [US0001M+445],
1/25/294	1,657,628	1,747,061
Series 2016-C06, Cl. 1M2, 5.877% [US0001M+425],
4/25/294	3,200,000	3,397,329
Series 2017-C04, Cl. 2M1, 2.477% [US0001M+85],
11/25/294	596,241	596,347
Series 2018-C06, Cl. 2M1, 2.177% [US0001M+55], 3/25/314	2,855	2,855
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.-
Backed Security:
Series K093, Cl. X1, 0.00%, 5/25/292,6	22,403,784	1,736,625
Series K735, Cl. X1, 0.00%, 5/25/262,6	28,614,229	1,548,347
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, 4.00%, 4/15/40	203,430	208,368
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2922, Cl. SE, 27.863%, 2/15/352	148,448	27,864
Series 2981, Cl. AS, 4.346%, 5/15/352	515,082	81,264
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2002-52, Cl. SD, 69.915%, 9/25/322	87,823	19,067
Series 2005-12, Cl. SC, 31.30%, 3/25/352	66,705	11,452
FREMF Mortgage Trust:
Series 2011-K10, Cl. B, 4.622%, 11/25/491,8	4,025,000	4,084,646
Series 2012-K23, Cl. C, 3.656%, 10/25/451,8	5,250,000	5,458,123
Series 2013-K27, Cl. C, 3.496%, 1/25/461,8	530,000	550,921
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security, Series 2007-17, Cl. AI, 56.82%, 4/16/372	1,204,932	241,198
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 4.545%, 7/26/451,8	42,879	43,808
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 5.877% [US0001M+425],
11/25/234	2,680,883	2,905,638
17	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Structured Agency Credit Risk Debt Nts.: (Continued)
Series 2014-DN1, Cl. M2, 3.827% [US0001M+220],
2/25/244	$337,059	$340,755
Series 2014-DN1, Cl. M3, 6.127% [US0001M+450],
2/25/244	1,260,000	1,372,558
Series 2014-DN2, Cl. M3, 5.227% [US0001M+360],
4/25/244	7,345,000	7,784,130
Series 2014-DN3, Cl. M3, 5.627% [US0001M+400],
8/25/244	2,076,600	2,206,633
Series 2014-DN4, Cl. M3, 6.177% [US0001M+455],
10/25/244	352,633	377,315
Series 2014-HQ2, Cl. M3, 5.377% [US0001M+375],
9/25/244	3,100,000	3,351,977
Series 2015-HQA2, Cl. M2, 4.427% [US0001M+280],
5/25/284	33,065	33,212
		53,254,950

Non-Agency—5.7%
Adjustable-Rate Mortgages—5.7%
Angel Oak Mortgage Trust, Series 2020-1, Cl. A1, 2.466%, 12/25/591,8	2,239,714	2,274,121
Bear Stearns ARM Trust, Series 2005-9, Cl. A1, 4.05% [H15T1Y+230],
10/25/354	256,779	265,598
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 10.796%, 1/15/512	26,330,069	903,601
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/241,2,3,6	200,944	2,952
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 12.65%, 11/13/502	9,096,552	477,758
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Cl. A15, 4.00%,
4/25/491,8	741,417	766,759
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.876%, 1/25/368	476,452	475,172
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	541,066	548,230
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	539,546	542,529
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Cl. AAB, 3.477%,
5/10/47	916,890	956,434
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/462,6	11,594,647	385,173
Series 2017-C4, Cl. XA, 0.00%, 10/12/502,6	24,021,225	1,529,381
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 3.85%
[H15T1Y+240], 10/25/354	1,096,436	1,103,049
COLT Mortgage Loan Trust, Series 2020-1, Cl. A1, 2.488%, 2/25/501,8	5,226,169	5,316,472
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
2012-CR5, Cl. XA, 21.319%, 12/10/452	12,174,460	455,523
Connecticut Avenue Securities:
Series 2014-C03, Cl. 2M2, 4.527% [US0001M+290],
7/25/244	222,836	231,667
Series 2015-C01, Cl. 1M2, 5.927% [US0001M+430],
2/25/254	1,454,591	1,546,474

18 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
Connecticut Avenue Securities: (Continued)
Series 2016-C01, Cl. 1M2, 8.377% [US0001M+675],
8/25/284	$1,816,351	$1,989,648
Series 2016-C02, Cl. 1M2, 7.627% [US0001M+600],
9/25/284	3,362,699	3,630,105
Series 2017-C01, Cl. 1M2, 5.177% [US0001M+355],
7/25/294	2,490,000	2,611,895
Series 2017-C02, Cl. 2M1, 2.777% [US0001M+115],
9/25/294	301,471	301,574
Series 2017-C07, Cl. 1M1, 2.277% [US0001M+65], 5/25/304	388,585	388,623
Series 2018-C03, Cl. 1M1, 2.307% [US0001M+68],
10/25/304	976,843	976,917
Series 2018-C04, Cl. 2M1, 2.377% [US0001M+75],
12/25/304	9,065	9,066
Series 2018-C05, Cl. 1M1, 2.347% [US0001M+72], 1/25/314	324,845	324,898
Connecticut Avenue Securities Trust:
Series 2018-R07, Cl. 1M2, 4.027% [US0001M+240],
4/25/311,4	3,385,066	3,412,931
Series 2019-R01, Cl. 2M1, 2.477% [US0001M+85],
7/25/311,4	144,981	144,997
Series 2019-R02, Cl. 1M2, 3.927% [US0001M+230],
8/25/311,4	1,661,396	1,673,485
Series 2019-R03, Cl. 1M2, 3.777% [US0001M+215],
9/25/311,4	1,645,398	1,654,941
CSMC Trust, Collateralized Mtg. Obligations, Series 2020-AFC1, Cl. A1,
2.24%, 2/25/501,8	7,491,243	7,581,702
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security, Series KC03, Cl.
X1, 0.00%, 11/25/242,6	37,544,301	805,870
Federal Home Loan Mortgage Corp., STACR Trust:
Series 2018-HQA2, Cl. M1, 2.377% [US0001M+75],
10/25/481,4	2,695,769	2,697,019
Series 2019-DNA1, Cl. M1, 2.527% [US0001M+90],
1/25/491,4	1,193,532	1,194,067
Series 2019-HQA1, Cl. M1, 2.527% [US0001M+90],
2/25/491,4	120,247	120,269
Series 2019-HRP1, Cl. M2, 3.027% [US0001M+140],
2/25/491,4	830,000	828,202
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. A3, 3.482%, 1/10/45	1,260,241	1,291,331
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	243,054	246,578
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	758,020	787,204
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.656%, 7/25/358	143,206	147,903
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.937% [US0001M+31],
7/25/354	84,876	85,361
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,560,732
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	1,563,893	1,577,105
JP Morgan Mortgage Trust:
Series 2007-A1, Cl. 5A1, 3.986%, 7/25/358	372,499	377,225
19	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
JP Morgan Mortgage Trust: (Continued)
Series 2018-8, Cl. A17, 4.00%, 1/25/491,8	$665,000	$680,502
JPMBB Commercial Mortgage Securities Trust, Interest-Only Stripped Mtg.-
Backed Security, Series 2015-C27, Cl. XA, 0.00%, 2/15/482,6	29,269,726	1,448,322
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 0.00%,
7/26/241,8	33,515	21,397
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	2,235,000	2,355,017
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	132,178	132,017
Morgan Stanley Capital I Trust, Series 2011-C2, Cl. A4, 4.661%, 6/15/441	1,685,000	1,728,211
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 0.00%, 12/15/502,6	8,707,400	452,603
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	6,280	5,758
Residential Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
2020-1, Cl. A1, 2.376%, 2/25/241,8	2,046,759	2,068,339
STACR Trust:
Series 2018-DNA2, Cl. M1, 2.427% [US0001M+80],
12/25/301,4	2,286,190	2,287,743
Series 2018-DNA3, Cl. M1, 2.377% [US0001M+75],
9/25/481,4	372,015	372,111
Series 2018-HRP1, Cl. M2, 3.277% [US0001M+165],
4/25/431,4	2,420,355	2,425,567
Series 2018-HRP2, Cl. M2, 2.877% [US0001M+125],
2/25/471,4	2,820,792	2,823,933
Starwood Mortgage Residential Trust, Collateralized Mtg. Obligations,
Series 2020-1, Cl. A1, 2.275%, 2/25/501,8	3,025,150	3,051,822
Structured Agency Credit Risk Debt Nts.:
Series 2016-DNA1, Cl. M2, 4.527% [US0001M+290],
7/25/284	289,026	289,990
Series 2016-DNA2, Cl. M3, 6.277% [US0001M+465],
10/25/284	1,109,846	1,185,320
Series 2016-DNA4, Cl. M2, 2.927% [US0001M+130],
3/25/294	1,192,801	1,195,307
Series 2017-HQA1, Cl. M1, 2.827% [US0001M+120],
8/25/294	281,058	281,206
Series 2017-HQA2, Cl. M1, 2.427% [US0001M+80],
12/25/294	419,217	419,284
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 0.00%, 11/15/502,6	15,088,051	860,808
Verus Securitization Trust, Series 2020-1, Cl. A1, 2.417%, 1/25/601,8	6,295,958	6,397,070
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 4.186%, 10/25/338	198,354	200,747
Series 2005-AR14, Cl. 1A4, 3.838%, 12/25/358	71,374	72,576
Series 2005-AR16, Cl. 1A1, 3.746%, 12/25/358	332,489	334,871
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 0.00%, 12/15/502,6	12,117,179	718,109
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7,
4.00%, 11/25/481,8	701,392	705,140

20 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/441,2,6	$6,702,618	$76,345
		87,790,656
Total Mortgage-Backed Obligations (Cost $231,494,285)		233,520,720

U.S. Government Obligations—7.8%
United States Treasury Nts.:
1.375%, 1/31/22-1/31/25	119,963,400	121,834,830
Total U.S. Government Obligations (Cost $119,908,200)		121,834,830

Corporate Bonds and Notes—61.0%
Consumer Discretionary—11.1%
Auto Components—0.5%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts.,
11/15/23	3,928,000	3,907,142
ZF North America Capital, Inc., 4.00% Sr. Unsec. Nts.,
4/29/201	3,145,000	3,151,228
		7,058,370

Automobiles—3.8%
BMW Finance NV, 2.40% Sr. Unsec. Nts., 8/14/241	5,547,000	5,743,690
Daimler Finance North America LLC, 2.70% Sr. Unsec. Nts.,
6/14/241	5,270,000	5,442,176
Ford Motor Credit Co. LLC, 5.584% Sr. Unsec. Nts., 3/18/24	6,702,000	7,175,149
General Motors Financial Co., Inc., 3.95% Sr. Unsec. Nts.,
4/13/24	5,734,000	6,054,305
Harley-Davidson Financial Services, Inc., 3.35% Sr. Unsec.
Nts., 2/15/231	6,471,000	6,767,293
Hyundai Capital America:
2.375% Sr. Unsec. Nts., 2/10/231	3,005,000	3,032,845
2.65% Sr. Unsec. Nts., 2/10/251	3,975,000	4,054,647
3.10% Sr. Unsec. Nts., 4/5/221	6,011,000	6,170,991
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts.,
3/15/201	3,698,000	3,674,666
Nissan Motor Acceptance Corp., 3.875% Sr. Unsec. Nts.,
9/21/231	3,698,000	3,945,407
Toyota Motor Corp., 2.358% Sr. Unsec. Nts., 7/2/24	3,697,000	3,834,621
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec.
Nts., 11/12/211	3,783,000	3,939,805
		59,835,595

Diversified Consumer Services—0.2%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	3,831,000	3,910,819

Entertainment—0.3%
Netflix, Inc., 5.50% Sr. Unsec. Nts., 2/15/22	3,852,000	4,048,259

Hotels, Restaurants & Leisure—1.3%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/251	3,034,000	3,140,160
21	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
International Game Technology plc, 6.25% Sr. Sec. Nts.,
2/15/221	$3,511,000	$3,613,802
Las Vegas Sands Corp., 3.20% Sr. Unsec. Nts., 8/8/24	3,975,000	4,126,141
Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	3,791,000	3,929,397
Royal Caribbean Cruises Ltd., 5.25% Sr. Unsec. Nts., 11/15/22	4,616,000	4,968,103
		19,777,603

Household Durables—0.8%
DR Horton, Inc., 4.75% Sr. Unsec. Nts., 2/15/23	4,820,000	5,219,907
Lennar Corp.:
2.95% Sr. Unsec. Nts., 11/29/20	2,772,000	2,776,574
4.125% Sr. Unsec. Nts., 1/15/22	2,125,000	2,174,343
Newell Brands, Inc., 3.85% Sr. Unsec. Nts., 4/1/23	2,132,000	2,217,492
Toll Brothers Finance Corp., 4.875% Sr. Unsec. Nts., 11/15/25	502,000	549,898
		12,938,214

Internet & Catalog Retail—0.4%
QVC, Inc., 5.125% Sr. Sec. Nts., 7/2/22	5,427,000	5,763,022

Media—2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr.
Unsec. Nts., 2/15/23	3,041,000	3,071,380
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50% Sr. Sec. Nts.,
2/1/24	3,696,000	4,014,940
Fox Corp., 4.03% Sr. Unsec. Nts., 1/25/241	4,163,000	4,504,867
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts.,
4/15/24	4,439,000	4,878,024
Omnicom Group, Inc./Omnicom Capital, Inc., 3.625% Sr.
Unsec. Nts., 5/1/22	4,995,000	5,223,266
Time Warner Cable LLC, 4.00% Sr. Sec. Nts., 9/1/21	3,328,000	3,421,068
ViacomCBS, Inc.:
2.90% Sr. Unsec. Nts., 6/1/23	4,066,000	4,208,858
4.25% Sr. Unsec. Nts., 9/1/23	3,605,000	3,900,833
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts.,
8/15/261	3,142,000	3,240,627
WPP Finance 2010, 3.75% Sr. Unsec. Nts., 9/19/24	3,791,000	4,080,487
		40,544,350

Multiline Retail—0.2%
Dollar Tree, Inc., 3.70% Sr. Unsec. Nts., 5/15/23	3,695,000	3,922,108

Specialty Retail—0.8%
Advance Auto Parts, Inc., 4.50% Sr. Unsec. Nts., 12/1/23	3,602,000	3,960,989
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,058,631
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	3,773,000	3,843,738
		11,863,358

22 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/241	$3,232,000	$3,384,179

Consumer Staples—5.0%
Beverages—1.2%
Anheuser-Busch InBev Worldwide, Inc., 3.50% Sr. Unsec. Nts.,
1/12/24	2,957,000	3,175,154
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	4,768,000	4,900,605
Keurig Dr Pepper, Inc., 4.057% Sr. Unsec. Nts., 5/25/23	6,046,000	6,493,466
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/221	4,343,000	4,604,751
		19,173,976

Food & Staples Retailing—0.8%
Alimentation Couche-Tard, Inc., 2.70% Sr. Unsec. Nts.,
7/26/221	3,328,000	3,407,560
Kroger Co. (The):
2.80% Sr. Unsec. Nts., 8/1/22	2,357,000	2,441,328
2.95% Sr. Unsec. Nts., 11/1/21	2,824,000	2,886,690
Walgreen Co., 3.10% Sr. Unsec. Nts., 9/15/22	2,312,000	2,383,121
Walgreens Boots Alliance, Inc., 3.30% Sr. Unsec. Nts.,
11/18/21	1,524,000	1,563,868
		12,682,567

Food Products—2.1%
Anheuser-Busch InBev Worldwide, Inc., 4.15% Sr. Unsec. Nts.,
1/23/25	4,251,000	4,733,169
Bunge Ltd. Finance Corp., 4.35% Sr. Unsec. Nts., 3/15/24	3,883,000	4,191,051
Conagra Brands, Inc., 4.30% Sr. Unsec. Nts., 5/1/24	3,792,000	4,122,865
Lamb Weston Holdings, Inc., 4.625% Sr. Unsec. Nts., 11/1/241	3,700,000	3,858,785
Mondelez International, Inc., 3.625% Sr. Unsec. Nts., 5/7/23	5,920,000	6,316,214
Smithfield Foods, Inc., 3.35% Sr. Unsec. Nts., 2/1/221	3,697,000	3,772,538
Tyson Foods, Inc., 3.90% Sr. Unsec. Nts., 9/28/23	5,232,000	5,639,871
		32,634,493

Tobacco—0.9%
Altria Group, Inc., 4.00% Sr. Unsec. Nts., 1/31/24	3,651,000	3,950,931
BAT Capital Corp., 3.222% Sr. Unsec. Nts., 8/15/24	4,899,000	5,147,565
Imperial Brands Finance plc, 3.125% Sr. Unsec. Nts., 7/26/241	3,882,000	4,012,498
		13,110,994

Energy—5.4%
Energy Equipment & Services—0.3%
Schlumberger Holdings Corp., 3.75% Sr. Unsec. Nts., 5/1/241	3,885,000	4,154,165

Oil, Gas & Consumable Fuels—5.1%
Apache Corp., 3.25% Sr. Unsec. Nts., 4/15/22	2,348,000	2,395,397
Canadian Natural Resources Ltd., 2.95% Sr. Unsec. Nts.,
1/15/23	3,836,000	3,961,402
Cimarex Energy Co., 4.375% Sr. Unsec. Nts., 6/1/24	3,694,000	3,898,404
Continental Resources, Inc., 5.00% Sr. Unsec. Nts., 9/15/22	4,162,000	4,157,338
23	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Enbridge, Inc., 2.90% Sr. Unsec. Nts., 7/15/22	$4,622,000	$4,746,263
Energy Transfer Operating LP:
2.90% Sr. Unsec. Nts., 5/15/25	1,088,000	1,111,142
4.25% Sr. Unsec. Nts., 3/15/23	2,921,000	3,095,543
5.875% Sr. Unsec. Nts., 1/15/24	3,787,000	4,247,727
EQM Midstream Partners LP, 4.75% Sr. Unsec. Nts., 7/15/23	3,695,000	3,404,019
EQT Corp., 3.00% Sr. Unsec. Nts., 10/1/22	2,157,000	1,811,880
Kinder Morgan, Inc., 3.15% Sr. Unsec. Nts., 1/15/23	3,142,000	3,261,407
MPLX LP:
2.985% [US0003M+110] Sr. Unsec. Nts., 9/9/224	1,835,000	1,841,905
3.50% Sr. Unsec. Nts., 12/1/221	5,543,000	5,770,082
Occidental Petroleum Corp., 2.90% Sr. Unsec. Nts., 8/15/24	5,547,000	5,625,651
ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	4,160,000	4,675,820
Phillips 66, 2.247% [US0003M+60] Sr. Unsec. Nts., 2/26/214	5,600,000	5,600,541
Plains All American Pipeline LP/PAA Finance Corp., 3.85% Sr.
Unsec. Nts., 10/15/23	3,884,000	4,047,056
Sabine Pass Liquefaction LLC, 5.75% Sr. Sec. Nts., 5/15/24	3,545,000	3,989,263
Targa Resources Partners LP/Targa Resources Partners Finance
Corp., 4.25% Sr. Unsec. Nts., 11/15/23	4,063,000	4,032,873
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,672,172
Western Midstream Operating LP, 3.10% Sr. Unsec. Nts.,
2/1/25	1,465,000	1,465,675
Williams Cos, Inc. (The), 3.35% Sr. Unsec. Nts., 8/15/22	4,437,000	4,607,360
		80,418,920

Financials—13.2%
Capital Markets—2.4%
Ameriprise Financial, Inc., 3.00% Sr. Unsec. Nts., 3/22/22	3,000,000	3,105,136
Apollo Management Holdings LP, 4.95% [H15T5Y+326.6]
Sub. Nts., 1/14/501,4	3,035,000	3,054,886
Credit Suisse Group AG, 2.593% [SOFRRATE+156] Sr. Unsec.
Nts., 9/11/251,4	3,699,000	3,778,520
Goldman Sachs Group, Inc. (The), 2.908% [US0003M+105.3]
Sr. Unsec. Nts., 6/5/234	4,620,000	4,744,826
Macquarie Group Ltd., 3.189% [US0003M+102.3] Sr. Unsec.
Nts., 11/28/231,4	4,342,000	4,513,935
Moody's Corp., 2.625% Sr. Unsec. Nts., 1/15/23	6,101,000	6,281,207
Morgan Stanley:
2.72% [SOFRRATE+115.2] Sr. Unsec. Nts., 7/22/254	2,773,000	2,871,784
2.75% Sr. Unsec. Nts., 5/19/22	5,175,000	5,318,457
UBS Group AG, 2.65% Sr. Unsec. Nts., 2/1/221	3,975,000	4,062,388
		37,731,139

Commercial Banks—6.1%
Banco Santander SA, 2.706% Sr. Unsec. Nts., 6/27/24	3,800,000	3,943,315
Bank of America Corp.:
3.004% [US0003M+79] Sr. Unsec. Nts., 12/20/234	2,569,000	2,663,443
3.864% [US0003M+94] Sr. Unsec. Nts., 7/23/244	4,528,000	4,847,171
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts., 11/25/231	2,997,000	3,246,551

24 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial Banks (Continued)
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts., 2/5/24	$3,105,000	$3,309,223
BBVA USA, 2.50% Sr. Unsec. Nts., 8/27/24	3,183,000	3,257,330
BPCE SA, 2.375% Sr. Unsec. Nts., 1/14/251	2,035,000	2,066,308
Citigroup, Inc., 4.70% [SOFRRATE+323.4] Jr. Sub. Perpetual
Bonds4,9	1,910,000	1,887,319
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts.,
5/26/22	3,881,000	3,986,875
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/221	3,327,000	3,428,757
Danske Bank AS, 3.244% [US0003M+159.1] Sr. Unsec. Nts.,
12/20/251,4	1,779,000	1,870,658
Discover Bank, 2.45% Sr. Unsec. Nts., 9/12/24	2,450,000	2,506,554
Fifth Third Bancorp, 2.60% Sr. Unsec. Nts., 6/15/22	3,235,000	3,326,173
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,175,000	3,217,188
HSBC Holdings plc, 3.95% [US0003M+98.723] Sr. Unsec.
Nts., 5/18/244	2,956,000	3,148,714
Huntington Bancshares, Inc., 2.625% Sr. Unsec. Nts., 8/6/24	3,236,000	3,367,858
JPMorgan Chase & Co.:
2.776% [US0003M+93.5] Sr. Unsec. Nts., 4/25/234	3,885,000	3,980,623
4.60% [SOFRRATE+312.5] Jr. Sub. Perpetual Bonds4,9	2,720,000	2,737,000
Lloyds Bank plc, 2.25% Sr. Unsec. Nts., 8/14/22	3,981,000	4,039,325
Lloyds Banking Group plc, 2.907% [US0003M+81] Sr. Unsec.
Nts., 11/7/234	3,515,000	3,601,391
M&T Bank Corp., 3.55% Sr. Unsec. Nts., 7/26/23	1,530,000	1,641,816
PNC Financial Services Group, Inc. (The), 3.50% Sr. Unsec.
Nts., 1/23/24	5,545,000	5,910,055
Santander Holdings USA, Inc., 3.50% Sr. Unsec. Nts., 6/7/24	3,153,000	3,317,722
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	2,040,000	2,094,376
Truist Bank:
3.20% Sr. Unsec. Nts., 4/1/24	3,144,000	3,331,115
3.689% [US0003M+73.5] Sr. Unsec. Nts., 8/2/244	3,420,000	3,662,431
Wells Fargo & Co., 2.625% Sr. Unsec. Nts., 7/22/22	8,412,000	8,627,023
Zions Bancorp NA, 3.35% Sr. Unsec. Nts., 3/4/22	2,750,000	2,836,202
		95,852,516

Consumer Finance—0.6%
Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 1/30/23	3,882,000	4,032,320
Credit Acceptance Corp., 5.125% Sr. Unsec. Nts., 12/31/241	1,130,000	1,166,725
Synchrony Financial, 4.25% Sr. Unsec. Nts., 8/15/24	3,179,000	3,419,724
		8,618,769

Diversified Financial Services—0.6%
Boral Finance Pty Ltd., 3.00% Sr. Unsec. Nts., 11/1/221	3,885,000	3,990,652
Equitable Holdings, Inc., 3.90% Sr. Unsec. Nts., 4/20/23	4,624,000	4,918,981
		8,909,633

Insurance—1.3%
Athene Global Funding, 2.95% Sec. Nts., 11/12/261	5,573,000	5,874,238

25 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Insurance (Continued)
New York Life Global Funding, 2.014% [US0003M+28] Sr.
Sec. Nts., 1/10/231,4	$15,000,000	$15,017,963
		20,892,201

Real Estate Investment Trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc., 4.00% Sr. Unsec. Nts.,
1/15/24	2,772,000	3,026,627
American Tower Corp., 3.00% Sr. Unsec. Nts., 6/15/23	4,767,000	4,972,442
Digital Realty Trust LP, 2.75% Sr. Unsec. Nts., 2/1/23	4,530,000	4,665,664
Equinix, Inc., 2.625% Sr. Unsec. Nts., 11/18/24	2,370,000	2,438,789
GLP Capital LP/GLP Financing II, Inc., 3.35% Sr. Unsec. Nts.,
9/1/24	3,698,000	3,842,721
Healthpeak Properties, Inc., 4.25% Sr. Unsec. Nts., 11/15/23	1,733,000	1,887,267
Ventas Realty LP, 2.65% Sr. Unsec. Nts., 1/15/25	3,928,000	4,088,291
Welltower, Inc., 3.625% Sr. Unsec. Nts., 3/15/24	4,623,000	4,980,225
Weyerhaeuser Co., 3.25% Sr. Unsec. Nts., 3/15/23	3,883,000	4,050,069
		33,952,095

Health Care—5.7%
Biotechnology—0.9%
AbbVie, Inc., 2.60% Sr. Unsec. Nts., 11/21/241	9,531,000	9,855,753
Shire Acquisitions Investments Ireland DAC, 2.875% Sr.
Unsec. Nts., 9/23/23	3,791,000	3,937,765
		13,793,518

Health Care Equipment & Supplies—0.9%
Becton Dickinson & Co., 3.363% Sr. Unsec. Nts., 6/6/24	4,620,000	4,916,817
Boston Scientific Corp., 3.45% Sr. Unsec. Nts., 3/1/24	2,774,000	2,957,600
Zimmer Biomet Holdings, Inc., 3.70% Sr. Unsec. Nts., 3/19/23	5,825,000	6,165,163
		14,039,580

Health Care Providers & Services—1.7%
Anthem, Inc., 2.95% Sr. Unsec. Nts., 12/1/22	3,419,000	3,528,363
Cigna Corp., 3.75% Sr. Unsec. Nts., 7/15/23	3,457,000	3,682,553
CVS Health Corp., 2.625% Sr. Unsec. Nts., 8/15/24	7,119,000	7,357,866
Fresenius Medical Care US Finance II, Inc., 4.125% Sr. Unsec.
Nts., 10/15/201	3,400,000	3,430,034
HCA, Inc., 5.375% Sr. Unsec. Nts., 2/1/25	3,756,000	4,160,089
Humana, Inc., 2.90% Sr. Unsec. Nts., 12/15/22	3,835,000	3,957,044
		26,115,949

Pharmaceuticals—2.2%
Allergan Funding SCS, 3.85% Sr. Unsec. Nts., 6/15/24	7,600,000	8,243,075
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts., 12/15/231	5,174,000	5,557,600
Bristol-Myers Squibb Co.:
2.90% Sr. Unsec. Nts., 7/26/241	3,927,000	4,140,511
3.25% Sr. Unsec. Nts., 2/20/231	5,000,000	5,258,292
Elanco Animal Health, Inc., 5.022% Sr. Unsec. Nts., 8/28/23	3,697,000	3,962,226
Mylan, Inc., 3.125% Sr. Unsec. Nts., 1/15/231	3,836,000	3,980,189

26 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Pharmaceuticals (Continued)
Takeda Pharmaceutical Co. Ltd., 4.40% Sr. Unsec. Nts.,
11/26/23	$3,787,000	$4,162,677
		35,304,570

Industrials—5.1%
Aerospace & Defense—0.8%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/201	4,621,000	4,652,210
L3Harris Technologies, Inc., 3.85% Sr. Unsec. Nts., 6/15/231	3,686,000	3,946,820
Textron, Inc., 4.30% Sr. Unsec. Nts., 3/1/24	4,114,000	4,492,305
		13,091,335

Airlines—0.3%
Delta Air Lines, Inc., 2.875% Sr. Unsec. Nts., 3/13/20	4,623,000	4,623,668

Building Products—0.6%
Carrier Global Corp.:
1.923% Sr. Unsec. Nts., 2/15/231	2,744,000	2,781,415
2.242% Sr. Unsec. Nts., 2/15/251	3,177,000	3,235,994
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,190,000	3,243,984
		9,261,393

Electrical Equipment—0.3%
Dell International LLC/EMC Corp., 4.00% Sr. Sec. Nts.,
7/15/241	3,973,000	4,258,430

Industrial Conglomerates—0.5%
General Electric Co., 2.70% Sr. Unsec. Nts., 10/9/22	3,972,000	4,060,609
Roper Technologies, Inc., 2.35% Sr. Unsec. Nts., 9/15/24	3,976,000	4,096,496
		8,157,105

Machinery—1.1%
CNH Industrial Capital LLC, 4.875% Sr. Unsec. Nts., 4/1/21	3,467,000	3,584,767
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21	4,714,000	4,763,299
Nvent Finance Sarl, 3.95% Sr. Unsec. Nts., 4/15/23	4,000,000	4,204,126
Westinghouse Air Brake Technologies Corp., 4.40% Sr. Unsec.
Nts., 3/15/24	3,698,000	4,010,157
		16,562,349

Road & Rail—1.0%
ERAC USA Finance LLC, 2.60% Sr. Unsec. Nts., 12/1/211	5,083,000	5,179,393
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.45% Sr.
Unsec. Nts., 7/1/241	5,542,000	5,926,777
Ryder System, Inc., 2.50% Sr. Unsec. Nts., 9/1/24	3,874,000	3,978,820
		15,084,990

Trading Companies & Distributors—0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50% Sr. Unsec. Nts., 5/26/22	3,665,000	3,769,072
27	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Trading Companies & Distributors (Continued)
Air Lease Corp., 2.30% Sr. Unsec. Nts., 2/1/25	$4,000,000	$4,005,580
		7,774,652

Information Technology—3.4%
Communications Equipment—0.2%
British Telecommunications plc, 4.50% Sr. Unsec. Nts.,
12/4/23	3,771,000	4,139,213

Electronic Equipment, Instruments, & Components—0.4%
CDW LLC/CDW Finance Corp., 5.00% Sr. Unsec. Nts., 9/1/25	1,386,000	1,430,886
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	4,205,000	4,285,895
		5,716,781

IT Services—1.5%
DXC Technology Co., 4.25% Sr. Unsec. Nts., 4/15/24	4,624,000	4,956,057
Fiserv, Inc.:
2.75% Sr. Unsec. Nts., 7/1/24	1,571,000	1,631,365
3.80% Sr. Unsec. Nts., 10/1/23	3,699,000	3,964,325
Global Payments, Inc., 4.00% Sr. Unsec. Nts., 6/1/23	4,619,000	4,933,096
Leidos Holdings, Inc., 4.45% Sr. Sec. Nts., 12/1/20	5,728,000	5,747,189
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	583,000	608,378
5.25% Sr. Unsec. Nts., 4/1/25	1,858,000	2,017,946
		23,858,356

Semiconductors & Semiconductor Equipment—0.8%
Marvell Technology Group Ltd., 4.20% Sr. Unsec. Nts.,
6/22/23	3,695,000	3,955,649
Microchip Technology, Inc., 4.333% Sr. Sec. Nts., 6/1/23	3,694,000	3,945,351
NXP BV/NXP Funding LLC, 4.625% Sr. Unsec. Nts., 6/1/231	4,387,000	4,748,319
		12,649,319

Software—0.2%
VMware, Inc., 2.95% Sr. Unsec. Nts., 8/21/22	2,681,000	2,760,078

Technology Hardware, Storage & Peripherals—0.3%
Hewlett Packard Enterprise Co., 4.40% Sr. Unsec. Nts.,
10/15/22	4,254,000	4,536,211

Materials—4.4%
Chemicals—2.3%
Celanese US Holdings LLC, 3.50% Sr. Unsec. Nts., 5/8/24	3,700,000	3,930,147
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/211	2,193,000	2,266,453
3.45% Sr. Unsec. Nts., 6/1/23	3,244,000	3,292,692
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical
Co. LP, 3.30% Sr. Unsec. Nts., 5/1/231	3,700,000	3,889,647
DuPont de Nemours, Inc., 4.205% Sr. Unsec. Nts., 11/15/23	6,049,000	6,574,994
LyondellBasell Industries NV, 6.00% Sr. Unsec. Nts., 11/15/21	3,323,000	3,534,454

28 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Chemicals (Continued)
Nutrien Ltd.:
3.50% Sr. Unsec. Nts., 6/1/23	$3,511,000	$3,704,274
4.875% Sr. Unsec. Nts., 3/30/20	335,000	335,814
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	3,767,000	4,021,235
PPG Industries, Inc., 2.40% Sr. Unsec. Nts., 8/15/24	3,976,000	4,124,789
		35,674,499

Containers & Packaging—0.5%
Ball Corp., 4.875% Sr. Unsec. Nts., 3/15/26	846,000	932,165
Graphic Packaging International LLC, 4.75% Sr. Unsec. Nts.,
4/15/21	1,811,000	1,843,417
Packaging Corp. of America, 3.65% Sr. Unsec. Nts., 9/15/24	3,240,000	3,515,494
Sealed Air Corp., 5.50% Sr. Unsec. Nts., 9/15/251	938,000	1,029,844
		7,320,920

Metals & Mining—1.4%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts., 4/10/221	2,774,000	2,873,853
ArcelorMittal SA:
3.60% Sr. Unsec. Nts., 7/16/24	3,881,000	4,020,180
6.25% Sr. Unsec. Nts., 2/25/22	3,327,000	3,573,003
Newcrest Finance Pty Ltd., 4.45% Sr. Unsec. Nts., 11/15/211	3,370,000	3,524,703
Newmont Corp., 3.70% Sr. Unsec. Nts., 3/15/23	4,299,000	4,569,023
Steel Dynamics, Inc., 5.50% Sr. Unsec. Nts., 10/1/24	3,698,000	3,809,865
		22,370,627

Paper & Forest Products—0.2%
Domtar Corp., 4.40% Sr. Unsec. Nts., 4/1/22	3,514,000	3,661,461

Telecommunication Services—2.0%
Diversified Telecommunication Services—1.4%
AT&T, Inc., 3.60% Sr. Unsec. Nts., 2/17/23	6,101,000	6,428,081
CenturyLink, Inc., 5.625% Sr. Unsec. Nts., 4/1/20	3,143,000	3,152,633
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec.
Nts., 1/19/221	5,176,000	5,297,976
Telefonica Emisiones SA, 4.57% Sr. Unsec. Nts., 4/27/23	5,642,000	6,150,142
		21,028,832

Wireless Telecommunication Services—0.6%
T-Mobile USA, Inc., 6.375% Sr. Unsec. Nts., 3/1/25	3,512,000	3,618,115
Vodafone Group plc, 3.75% Sr. Unsec. Nts., 1/16/24	5,888,000	6,327,649
		9,945,764

Utilities—5.7%
Electric Utilities—3.7%
Alliant Energy Finance LLC, 3.75% Sr. Unsec. Nts., 6/15/231	3,696,000	3,928,027
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/241	3,835,000	4,098,503
Emera US Finance LP, 2.70% Sr. Unsec. Nts., 6/15/21	4,344,000	4,412,457
Enel Finance International NV, 2.75% Sr. Unsec. Nts., 4/6/231	5,549,000	5,696,823
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,235,000	3,264,636
29	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Eversource Energy, 3.80% Sr. Unsec. Nts., 12/1/23	$3,880,000	$4,173,279
Exelon Corp., 3.497% Jr. Sub. Nts., 6/1/22	3,695,000	3,835,684
FirstEnergy Corp., 4.25% Sr. Unsec. Nts., 3/15/23	3,606,000	3,860,925
NextEra Energy Capital Holdings, Inc., 3.15% Sr. Unsec. Nts.,
4/1/24	4,624,000	4,903,287
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts.,
9/15/241	4,123,000	4,159,221
PNM Resources, Inc., 3.25% Sr. Unsec. Nts., 3/9/21	3,698,000	3,750,863
PSEG Power LLC, 3.85% Sr. Unsec. Nts., 6/1/23	3,695,000	3,934,349
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,753,578
Southwestern Electric Power Co., 3.55% Sr. Unsec. Nts.,
2/15/22	2,000,000	2,065,747
Vistra Operations Co. LLC, 3.55% Sr. Sec. Nts., 7/15/241	2,772,000	2,862,463
		58,699,842

Independent Power and Renewable Electricity Producers—0.5%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	3,400,000	3,416,001
NRG Energy, Inc., 3.75% Sr. Sec. Nts., 6/15/241	3,926,000	4,114,725
		7,530,726

Multi-Utilities—1.5%
Ameren Corp., 2.50% Sr. Unsec. Nts., 9/15/24	2,585,000	2,664,718
CenterPoint Energy, Inc., 2.50% Sr. Unsec. Nts., 9/1/24	6,472,000	6,687,217
Dominion Energy, Inc., 3.071% Jr. Sub. Nts., 8/15/248	4,622,000	4,855,242
DTE Energy Co., 2.529% Sr. Unsec. Nts., 10/1/24	4,809,000	4,965,521
NiSource, Inc., 3.85% Sr. Unsec. Nts., 2/15/23	3,500,000	3,684,866
		22,857,564
Total Corporate Bonds and Notes (Cost $915,748,622)		951,995,077

Short-Term Note—0.6%
Boeing Co. (The), 2.185%, 11/17/201,10 (Cost $9,834,281)	9,990,000	9,847,392
	Shares
Investment Company—2.6%
Invesco Liquid Assets Portfolio, Institutional Class, 1.64%11 (Cost
$40,927,329)	40,912,823	40,912,823
Total Investments, at Value (Cost $1,554,059,021)	102.4%	1,599,023,253
Net Other Assets (Liabilities)	(2.4)	(37,479,473)
Net Assets	100.0%	$1,561,543,780

Footnotes to Schedule of Investments

1.Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $510,548,284 which represented 32.70% of the Fund's Net Assets.

30 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

2.Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $23,161,333 or 1.48% of the Fund's net assets at period end.

3.The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

4.Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

5.All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 1 of the accompanying Notes.

6.Interest rate is less than 0.0005%.

7.Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $35,220 or 0.00% of the Fund's net assets at period end.

8.This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

9.This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

10.Current yield as of period end.

11.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of February 29, 2020.

Futures Contracts as of February 29, 2020
			Number			Unrealized
		Expiration	of	Notional Amount		Appreciation/
Description	Buy/Sell	Date	Contracts	(000's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Sell	6/19/20	56	USD 9,334	$9,534,000	$(199,621)
United States
Treasury Nts.,
10 yr.	Buy	6/19/20	949	USD 126,330	127,877,750	1,547,527
United States
Treasury Nts.,
2 yr.	Buy	6/30/20	2,545	USD 553,100	555,645,081	2,544,754
United States
Treasury Nts.,
5 yr.	Sell	6/30/20	4,470	USD 543,550	548,692,500	(5,142,543)
						$(1,249,883)
Definitions

CD	Certificate of Deposit
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

31 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Definitions (Continued)

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	United States Secured Overnight Financing Rate
TBA	To Be Announced Security
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

See accompanying Notes to Financial Statements.

32 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $1,513,131,692)	$1,558,110,430
Affiliated companies (cost $40,927,329)	40,912,823
1,599,023,253
Receivables and other assets:
Interest, dividends and principal paydowns	9,853,572
Shares of beneficial interest sold	4,994,510
Variation margin receivable - futures contracts	1,436,876
Other	209,370
Total assets	1,615,517,581

Liabilities
Amount due to custodian	414,308
Payables and other liabilities:
Investments purchased	43,021,993
Shares of beneficial interest redeemed	9,216,884
Transfer and shareholder servicing agent fees	359,003
Dividends	244,570
Distribution and service plan fees	228,511
Trustees' compensation	164,000
Shareholder communications	86,654
Advisory fees	28,506
Administration fees	1,240
Other	208,132
Total liabilities	53,973,801

Net Assets	$1,561,543,780

Composition of Net Assets
Shares of beneficial interest	$1,559,341,013
Total distributable earnings	2,202,767
Net Assets	$1,561,543,780

33 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $701,382,969 and
152,526,514 shares of beneficial interest outstanding)	$4.60
Maximum offering price per share (net asset value plus sales charge of 2.50% of offering price)	$4.72

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,987,780 and 22,210,904 shares of
beneficial interest outstanding)	$4.59

Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$39,786,190 and 8,653,108 shares of beneficial interest outstanding)	$4.60

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$453,682,244 and 98,277,319 shares of beneficial interest outstanding)	$4.62

Class R5 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,183
and 2,212 shares of beneficial interest outstanding)	$4.60

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$264,694,414 and 57,396,011 shares of beneficial interest outstanding)	$4.61

See accompanying Notes to Financial Statements.

34 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT

OF OPERATIONS For the Six Months Ended February 29, 2020 Unaudited

Investment Income
Interest	$26,207,071
Dividends – affiliated companies	732,976

Total investment income	26,940,047

Expenses
Advisory fees	2,737,323
Administration fees	119,062
Distribution and service plan fees:
Class A	815,286
Class C	515,195
Class R	97,350
Transfer and shareholder servicing agent fees:
Class A	498,330
Class C	75,749
Class R	28,623
Class Y	359,338
Class R5	3
Class R6	11,603
Shareholder communications:
Class A	23,297
Class C	3,548
Class R	1,340
Class Y	16,778
Class R6	11,649
Trustees' compensation	22,396
Custodian fees and expenses	9,156
Other	89,170
Total expenses	5,435,196
Less waivers and reimbursement of expenses	(189,457)
Net expenses	5,245,739

Net Investment Income	21,694,308

35 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT

OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in:
Unaffiliated companies	$8,496,448
Affiliated companies	425
Futures contracts	(2,594,411)
Swap contracts	(3,698,012)
Net realized gain	2,204,450

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	6,405,717
Affiliated companies	(15,354)
Futures contracts	(723,535)
Swap contracts	4,283,544
Net change in unrealized appreciation/(depreciation)	9,950,372

Net Increase in Net Assets Resulting from Operations	$33,849,130

See accompanying Notes to Financial Statements.

36 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
Operations
Net investment income	$21,694,308	$48,388,671

Net realized gain (loss)	2,204,450	(7,116,956)

Net change in unrealized appreciation/(depreciation)	9,950,372	47,214,577
Net increase in net assets resulting from operations	33,849,130	88,486,292

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(8,560,875)	(17,652,562)
Class C	(902,111)	(2,592,950)
Class R	(440,154)	(965,592)
Class Y	(6,908,584)	(16,322,425)
Class R5	(143)	(83)
Class R6	(4,908,222)	(11,276,043)
Total distributions from distributable earnings
	(21,720,089)	(48,809,655)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	27,960,378	30,663,790
Class C	(6,091,943)	(23,173,506)
Class R	(222,116)	2,006,991
Class Y	(41,202,806)	(20,600,567)
Class R5	—	10,000
Class R6	(150,300,552)	80,495,929
Total beneficial interest transactions
	(169,857,039)	69,402,637

Net Assets
Total increase (decrease)	(157,727,998)	109,079,274

Beginning of period	1,719,271,778	1,610,192,504
End of period	$1,561,543,780	$1,719,271,778

See accompanying Notes to Financial Statements.

37 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	20161	20151
Per Share Operating Data
Net asset value, beginning of
period	$4.56	$4.46	$4.55	$4.58	$4.59	$4.67
Income (loss) from investment
operations:
Net investment income2	0.06	0.12	0.11	0.10	0.09	0.11
Net realized and unrealized
gain (loss)	0.04	0.11	(0.09)	(0.02)	0.003	(0.07)
Total from investment
operations	0.10	0.23	0.02	0.08	0.09	0.04
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.06)	(0.13)	(0.11)	(0.11)	(0.10)	(0.12)
Net asset value, end of period	$4.60	$4.56	$4.46	$4.55	$4.58	$4.59

Total Return, at Net Asset
Value4	2.15%	5.14%	0.55%	1.73%	2.01%	0.77%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$701,383	$668,021	$622,607	$670,187	$742,857	$719,405
Average net assets (in
thousands)	$682,192	$630,292	$653,240	$700,544	$720,074	$703,391
Ratios to average net assets:5
Net investment income	2.53%	2.78%	2.56%	2.24%	1.99%	2.41%
Expenses excluding specific
expenses listed below	0.76%	0.77%	0.79%	0.86%	0.88%	0.90%
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6
Total expenses7	0.76%	0.77%	0.79%	0.86%	0.88%	0.90%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.75%	0.75%	0.75%	0.79%	0.82%	0.82%
Portfolio turnover rate8,9	48%	57%	47%	83%	55%	83%

38 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

1.On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund's holdings and total value of shareholders' investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.76%
Year Ended August 31, 2019	0.77%
Year Ended August 31, 2018	0.79%
Year Ended August 31, 2017	0.86%
Year Ended August 31, 2016	0.89%
Year Ended August 31, 2015	0.90%

8.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2020	$418,797,955	$439,752,109
Year Ended August 31, 2019	$3,696,987,879	$3,787,752,735
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

39 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class C	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	20161	20151
Per Share Operating Data
Net asset value, beginning of
period	$4.56	$4.45	$4.54	$4.57	$4.57	$4.66
Income (loss) from investment
operations:
Net investment income2	0.04	0.09	0.08	0.06	0.05	0.07
Net realized and unrealized
gain (loss)	0.03	0.11	(0.09)	(0.02)	0.01	(0.08)
Total from investment
operations	0.07	0.20	(0.01)	0.04	0.06	(0.01)
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.04)	(0.09)	(0.08)	(0.07)	(0.06)	(0.08)
Net asset value, end of period	$4.59	$4.56	$4.45	$4.54	$4.57	$4.57

Total Return, at Net Asset
Value3	1.54%	4.56%	(0.24)%	0.91%	1.19%	(0.06)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$101,988	$107,292	$127,354	$148,904	$182,976	$159,614
Average net assets (in
thousands)	$103,528	$127,905	$137,543	$164,621	$174,995	$156,321
Ratios to average net assets:4
Net investment income	1.76%	2.00%	1.77%	1.42%	1.18%	1.58%
Expenses excluding specific
expenses listed below	1.52%	1.53%	1.55%	1.62%	1.64%	1.65%
Interest and fees from
borrowings	0.00%	0.00%5	0.00%5	0.00%5	0.00%5	0.00%5
Total expenses6	1.52%	1.53%	1.55%	1.62%	1.64%	1.65%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	1.52%7	1.53%7	1.54%	1.61%	1.63%	1.64%
Portfolio turnover rate8,9	48%	57%	47%	83%	55%	83%

40 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

1.On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund's holdings and total value of shareholders' investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Less than 0.005%.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.52%
Year Ended August 31, 2019	1.53%
Year Ended August 31, 2018	1.55%
Year Ended August 31, 2017	1.62%
Year Ended August 31, 2016	1.65%
Year Ended August 31, 2015	1.65%

7.Waiver was less than 0.005%.

8.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2020	$418,797,955	$439,752,109
Year Ended August 31, 2019	$3,696,987,879	$3,787,752,735
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

41 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	20161	20151
Per Share Operating Data
Net asset value, beginning of
period	$4.56	$4.46	$4.55	$4.58	$4.59	$4.67
Income (loss) from investment
operations:
Net investment income2	0.05	0.11	0.10	0.09	0.08	0.09
Net realized and unrealized
gain (loss)	0.04	0.10	(0.09)	(0.03)	(0.01)	(0.07)
Total from investment
operations	0.09	0.21	0.01	0.06	0.07	0.02
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.05)	(0.11)	(0.10)	(0.09)	(0.08)	(0.10)
Net asset value, end of period	$4.60	$4.56	$4.46	$4.55	$4.58	$4.59

Total Return, at Net Asset
Value3	2.02%	4.86%	0.27%	1.43%	1.82%	0.35%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$39,786	$39,706	$36,801	$35,698	$36,621	$34,318
Average net assets (in
thousands)	$39,154	$38,113	$36,079	$35,660	$35,078	$32,247
Ratios to average net assets:4
Net investment income	2.26%	2.51%	2.28%	1.94%	1.69%	2.10%
Expenses excluding specific
expenses listed below	1.02%	1.02%	1.04%	1.11%	1.13%	1.13%
Interest and fees from
borrowings	0.00%	0.00%5	0.00%5	0.00%5	0.00%5	0.00%5
Total expenses6	1.02%	1.02%	1.04%	1.11%	1.13%	1.13%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	1.02%7	1.02%7	1.03%	1.10%	1.12%	1.13%7
Portfolio turnover rate8,9	48%	57%	47%	83%	55%	83%

42 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

1.On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund's holdings and total value of shareholders' investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Less than 0.005%.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.02%
Year Ended August 31, 2019	1.02%
Year Ended August 31, 2018	1.04%
Year Ended August 31, 2017	1.11%
Year Ended August 31, 2016	1.14%
Year Ended August 31, 2015	1.13%

7.Waiver was less than 0.005%.

8.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2020	$418,797,955	$439,752,109
Year Ended August 31, 2019	$3,696,987,879	$3,787,752,735
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

43 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class Y	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	20161	20151
Per Share Operating Data
Net asset value, beginning of
period	$4.58	$4.48	$4.57	$4.60	$4.60	$4.68
Income (loss) from investment
operations:
Net investment income2	0.06	0.14	0.13	0.11	0.10	0.12
Net realized and unrealized
gain (loss)	0.04	0.10	(0.09)	(0.02)	0.01	(0.07)
Total from investment
operations	0.10	0.24	0.04	0.09	0.11	0.05
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.06)	(0.14)	(0.13)	(0.12)	(0.11)	(0.13)
Net asset value, end of period	$4.62	$4.58	$4.48	$4.57	$4.60	$4.60

Total Return, at Net Asset
Value3	2.30%	5.44%	0.86%	1.98%	2.32%	0.95%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$453,682	$491,174	$499,325	$358,426	$283,556	$158,122
Average net assets (in
thousands)	$491,331	$526,827	$444,546	$303,860	$249,010	$118,474
Ratios to average net assets:4
Net investment income	2.83%	3.07%	2.86%	2.50%	2.17%	2.56%
Expenses excluding specific
expenses listed below	0.52%	0.53%	0.55%	0.62%	0.64%	0.65%
Interest and fees from
borrowings	0.00%	0.00%5	0.00%5	0.00%5	0.00%5	0.00%5
Total expenses6	0.52%	0.53%	0.55%	0.62%	0.64%	0.65%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.45%	0.45%	0.45%	0.56%	0.63%	0.64%
Portfolio turnover rate7,8	48%	57%	47%	83%	55%	83%

44 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

1.On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund's holdings and total value of shareholders' investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Less than 0.005%.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.52%
Year Ended August 31, 2019	0.53%
Year Ended August 31, 2018	0.55%
Year Ended August 31, 2017	0.62%
Year Ended August 31, 2016	0.65%
Year Ended August 31, 2015	0.65%

7.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2020	$418,797,955	$439,752,109
Year Ended August 31, 2019	$3,696,987,879	$3,787,752,735
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

45 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Period
	February 29,	Ended
Class R5	2020	August 31,
	(Unaudited)	20191
Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.52
Income (loss) from investment operations:
Net investment income2	0.06	0.04
Net realized and unrealized gain	0.03	0.05
Total from investment operations	0.09	0.09
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.04)
Net asset value, end of period	$4.60	$4.57

Total Return, at Net Asset Value3	2.09%	1.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$10
Average net assets (in thousands)	$10	$10
Ratios to average net assets:4
Net investment income	2.85%	3.09%
Expenses excluding specific expenses listed below	0.42%	0.43%
Interest and fees from borrowings	0.00%	0.00%
Total expenses5	0.42%	0.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	0.42%	0.43%6
Portfolio turnover rate7,8	48%	57%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to August 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.42%
Period Ended August 31, 2019	0.43%

6.Waiver was less than 0.005%.

7.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2020	$418,797,955	$439,752,109
Period Ended August 31, 2019	$3,696,987,879	$3,787,752,735

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

46 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R6	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	20161	20151
Per Share Operating Data
Net asset value, beginning of
period	$4.57	$4.47	$4.56	$4.59	$4.59	$4.68
Income (loss) from investment
operations:
Net investment income2	0.07	0.14	0.13	0.12	0.11	0.13
Net realized and unrealized
gain (loss)	0.04	0.10	(0.09)	(0.02)	0.01	(0.08)
Total from investment
operations	0.11	0.24	0.04	0.10	0.12	0.05
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.07)	(0.14)	(0.13)	(0.13)	(0.12)	(0.14)
Net asset value, end of period	$4.61	$4.57	$4.47	$4.56	$4.59	$4.59

Total Return, at Net Asset
Value3	2.34%	5.52%	0.92%	2.11%	2.41%	1.03%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$264,694	$413,068	$324,106	$221,992	$189,947	$116,806
Average net assets (in
thousands)	$337,707	$355,931	$279,907	$202,588	$151,529	$9,764
Ratios to average net assets:4
Net investment income	2.90%	3.14%	2.92%	2.62%	2.36%	2.76%
Expenses excluding specific
expenses listed below	0.38%	0.38%	0.39%	0.42%	0.45%	0.46%
Interest and fees from
borrowings	0.00%	0.00%5	0.00%5	0.00%5	0.00%5	0.00%5
Total expenses6	0.38%	0.38%	0.39%	0.42%	0.45%	0.46%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.38%7	0.38%7	0.39%7	0.42%7	0.44%	0.46%7
Portfolio turnover rate8,9	48%	57%	47%	83%	55%	83%

47 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

1.On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund's holdings and total value of shareholders' investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Less than 0.005%.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.38%
Year Ended August 31, 2019	0.38%
Year Ended August 31, 2018	0.39%
Year Ended August 31, 2017	0.42%
Year Ended August 31, 2016	0.46%
Year Ended August 31, 2015	0.46%

7.Waiver was less than 0.005%.

8.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2020	$418,797,955	$439,752,109
Year Ended August 31, 2019	$3,696,987,879	$3,787,752,735
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

48 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Limited-Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund's investment objective is to seek income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished

49 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

50 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and

51 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made to shareholders prior to the Fund's fiscal year end may ultimately be categorized as a tax return of capital.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

In addition, distributions paid by the Fund's investments in real estate investment trusts ("REITS") often include a "return of capital" which is recorded by the Fund as a reduction

52 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

of the cost basis of securities held. The Internal Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "noncash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities on a When-Issued or Delayed Delivery Basis - The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

J. Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund's performance. The Fund executes its dollar roll transactions in the to be announced ("TBA") market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset

53 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

by the sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund's fundamental investment limitation on senior securities and borrowings.

K. Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter ("OTC") between two parties ("uncleared/OTC") or, in some instances, must be transacted through a future commission merchant ("FCM") and cleared through a clearinghouse that serves as a central Counterparty ("centrally cleared swap").

54 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a "basket" of securities representing a particular index.

In a centrally cleared swap, the Fund's ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a "variation margin" amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal

55 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund's maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund's exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps

56 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund's exposure is unlimited.

M. Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Fee Schedule*

Up to $500 million	0.38%
Next $500 million	0.35
Next $4 billion	0.32
Over $5 billion	0.30

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.33%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.59%, 1.09%, 0.45%, 0.44% and 0.39%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement

57 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $5,015 and reimbursed fund expenses of $23,201 and $161,241 for Class A, and Class Y, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plan"). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the

58 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $26,509 in front-end sales commissions from the sale of Class A shares and $6,306 and $3,426 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

59 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

					Level 3—
		Level 1—		Level 2—	Significant
		Unadjusted		Other Significant	Unobservable
		Quoted Prices		Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$	— $		240,829,499	$82,912	$240,912,411
Mortgage-Backed Obligations		—		233,517,768	2,952	233,520,720
U.S. Government Obligations		—		121,834,830	—	121,834,830
Corporate Bonds and Notes		—		951,995,077	—	951,995,077
Short-Term Note		—		9,847,392	—	9,847,392
Investment Company		40,912,823		—	—	40,912,823
Total Investments, at Value		40,912,823		1,558,024,566	85,864	1,599,023,253
Other Financial Instruments:
Futures contracts		4,092,281		—	—	4,092,281
Total Assets		$45,005,104		$1,558,024,566	$85,864	$1,603,115,534
Liabilities Table
Other Financial Instruments:
Futures contracts		$(5,342,164)	$	— $	— $	(5,342,164)
Total Liabilities		$(5,342,164)	$	— $	— $	(5,342,164)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 - Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

Asset Derivatives		Liability Derivatives
Statement of Assets		Statement of Assets
and Liabilities Location	Value	and Liabilities Location	Value
Interest rate contracts Futures contracts	$4,092,281*	Futures contracts	5,342,164*

60 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

*Includes only the current day's variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

Effect of Derivative Investments for the Six Months Ended February 29, 2020

The tables below summarize the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives
Not Accounted
for as Hedging	Futures
Instruments	contracts Swap contracts		Total
Credit contracts	$—	$(3,698,012)	$(3,698,012)
Interest rate contracts	(2,594,411)	—	(2,594,411)
Total	$(2,594,411)	$(3,698,012)	$(6,292,423)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives
Not Accounted
for as Hedging	Futures
Instruments	contracts Swap contracts		Total
Credit contracts	$—	$4,283,544	$4,283,544
Interest rate contracts	(723,535)	—	(723,535)
Total	$(723,535)	$4,283,544	$3,560,009

The table below summarizes the six months ended average notional value of futures contracts during the period.

Futures
contracts

Average notional
amount	$1,317,199,796

Note 5 - Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

61 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Note 6 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize.

The Fund had a capital loss carryforward as of August 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$26,287,766	$20,190,808	$46,478,574

*Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $233,449,859 and $475,128,595, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $508,317,772 and $390,251,066, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$55,614,507
Aggregate unrealized (depreciation) of investments	(11,900,158)
Net unrealized appreciation of investments	$43,714,349

62 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

Cost of investments for tax purposes is $1,680,605,235.

Note 9 - Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 29,		Year Ended August 31, 2019
		20201
	Shares		Shares
		Amount		Amount
Class A
Sold	21,071,725	$96,251,140	39,747,234	$178,564,814
Automatic Conversion
Class C to Class A Shares	1,799,987	8,204,584	—	—
Dividends and/or
distributions reinvested	1,740,847	7,953,141	3,633,833	16,325,737
Redeemed	(18,489,228)	(84,448,487)	(36,614,851)	(164,226,761)
Net increase (decrease)	6,123,331	$27,960,378	6,766,216	$30,663,790

Class C
Sold	3,689,466	$16,822,625	12,201,640	$54,529,715
Dividends and/or
distributions reinvested	184,827	842,780	540,819	2,421,402
Automatic Conversion	(1,800,837)	(8,204,584)	—	—
Class C to Class A Shares
	(3,410,963)	(15,552,764)	(17,808,002)	(80,124,623)
Redeemed
Net increase (decrease)	(1,337,507)	$(6,091,943)	(5,065,543)	$(23,173,506)

Class R
Sold	976,537	$4,461,953	2,552,229	$11,439,586
Dividends and/or
distributions reinvested	93,575	427,486	206,410	927,306
Redeemed	(1,119,814)	(5,111,555)	(2,310,498)	(10,359,901)
Net increase (decrease)	(49,702)	$(222,116)	448,141	$2,006,991

Class Y
Sold	25,305,490	$116,007,998	84,176,733	$378,338,972
Dividends and/or
distributions reinvested	1,296,632	5,950,428	2,777,539	12,531,137
Redeemed	(35,551,765)	(163,161,232)	(91,286,050)	(411,470,676)
Net increase (decrease)	(8,949,643)	$(41,202,806)	(4,331,778)	$(20,600,567)

Class R52
Sold	—	$—	2,212	$10,000
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	2,212	$10,000

63 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Six Months Ended February 29,		Year Ended August 31, 2019
		20201
	Shares		Shares
		Amount		Amount
Class R6
Sold	10,033,660	$45,935,746	38,291,419	$172,482,992
Dividends and/or
distributions reinvested	1,036,464	4,748,964	2,485,744	11,207,582
Redeemed	(43,966,305)	(200,985,262)	(22,985,912)	(103,194,645)
Net increase (decrease)	(32,896,181)	$(150,300,552)	17,791,251	$80,495,929

1.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2.Commencement date after the close of business on May 24, 2019.

Note 10 - Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

Note 11 - Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which Invesco Oppenheimer Limited-Term Bond Fund (the "Fund") would transfer all of its assets and liabilities to Invesco Short Term Bond Fund (the "Acquiring Fund").

The reorganizations are expected to be consummated in April 2020.Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

64 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

65 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

66 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

67 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

INVESCO'S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

68 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

69 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

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Explore High-Conviction Investing with Invesco

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∎∎ Fund reports and prospectuses ∎∎ Quarterly statements

∎∎ Daily conﬁrmations ∎∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-LTB-SAR-1 04272020

Item 2. Code of Ethics.

Not required for a semiannual report

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. ("OFI") for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the "Oppenheimer Funds"). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the "New Invesco Funds") that did not have pre-existing assets (together, the "Reorganizations"). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, "Invesco") of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company ("MassMutual"), which was also consummated on May 24, 2019 (the "Acquisition"). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PricewaterhouseCoopers LLC ("PwC") completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X ("Rule 2- 01") if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the "Pre-Reorganization Relationship"). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the "Pre-Reorganization Services").

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC's independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre- Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC's ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 ("PwC's Conclusion").

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC's Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

∙none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

∙PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC's professional engagement period;

∙other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

∙as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund's financial statements was based upon OFI's decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

∙while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

∙the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

∙with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre- Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

∙the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

∙the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)As of April 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of April 14, 2020, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the

Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a) (1) Not applicable.

13(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3) Not applicable.

13(a) (4) Not applicable.

13(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020
By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	May 6, 2020